MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Mid Cap Growth Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective July 1, 2023, the following information replaces similar information for the MassMutual Total Return Bond Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on pages 3 and 4:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.07%	0.17%	0.27%	0.37%	0.27%	0.37%	0.27%	0.17%(1)
Total Annual Fund Operating Expenses	0.37%	0.47%	0.57%	0.67%	0.82%	0.92%	1.07%	0.47%
Expense Reimbursement	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.33%	0.43%	0.53%	0.63%	0.78%	0.88%	1.03%	0.43%

(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.88%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$34	$112	$201	$462
Class R5	$44	$144	$257	$585
Service Class	$54	$176	$312	$707
Administrative Class	$64	$208	$367	$828
Class R4	$80	$255	$449	$1,008
Class A	$511	$700	$907	$1,503
Class R3	$105	$334	$584	$1,300
Class Y	$44	$144	$257	$585

Effective July 1, 2023, the following information replaces similar information for the MassMutual Mid Cap Growth Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on pages 79 and 80:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees(1)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.03%	0.13%	0.23%	0.33%	0.23%	0.33%	0.23%	0.13%(2)
Total Annual Fund Operating Expenses	0.66%	0.76%	0.86%	0.96%	1.11%	1.21%	1.36%	0.76%

(1)
Management Fees have been restated to reflect current fees.

(2)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$67	$211	$368	$822
Class R5	$78	$243	$422	$942
Service Class	$88	$274	$477	$1,061
Administrative Class	$98	$306	$531	$1,178
Class R4	$113	$353	$612	$1,352
Class A	$667	$913	$1,178	$1,935
Class R3	$138	$431	$745	$1,635
Class Y	$78	$243	$422	$942
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-23-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
(the “Fund”)
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective July 1, 2023, T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited have been added as sub-subadvisers to the Fund.
Effective July 1, 2023, the following information supplements the information for the Fund found in the section titled Management on page 19:
Sub-subadviser(s):
T. Rowe International Ltd (“T. Rowe Price International”)
T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”)
Effective July 1, 2023, the following information replaces similar information for T. Rowe Price Associates, Inc. found on pages 69 and 70 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MassMutual Select T. Rowe Price Real Assets Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”) and T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Japan, Inc. (“T. Rowe Price Japan”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Each sub-subadviser, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of a Fund (which includes selecting foreign investments in developed and emerging market countries). T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London, EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is a wholly-owned subsidiary of T. Rowe Price International and its address is 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Japan is a wholly-owned subsidiary of T. Rowe Price International and its address is Gran Tokyo South Tower 7F, I-9-2, Marunouchi, 1-chome, Chiyoda-ku, Tokyo, 100-6607, Japan. T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, Maryland 21202. As of March 31, 2022, T. Rowe Price and its affiliates had approximately $1.34 trillion in assets under management.
T. Rowe Price Investment Management was added as a sub-subadviser of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund on March 7, 2022. T. Rowe Price International was added as a sub-subadviser of the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and T. Rowe Price Hong Kong was added as a sub-subadviser of the MassMutual Select T. Rowe Price Bond Asset Fund and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund on November 1, 2022. T. Rowe Price International and T. Rowe Price Hong Kong were added as sub-subadvisers of the MassMutual Select T. Rowe Price Emerging Markets Bond Fund on July 1, 2023.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-23-03

MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Fundamental Growth Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-53 and B-56 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-54 under the heading Principal Officers in the section titled Management of the Trust:

Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-55 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-56 and B-57 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
The following information replaces similar information found on page B-60 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000

Effective July 1, 2023 the following information replaces the first paragraph under the heading Trustee Compensation found on page B-60 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
Effective July 1, 2023, the following information replaces similar information for the MassMutual Mid Cap Growth Fund found on page B-86 under the heading Investment Adviser in the section titled Investment Advisory and Other Service Agreements:
Mid Cap Growth Fund	0.67% on the first $2 billion; and 0.62% on any excess over $2 billion
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-23-02

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-53 and B-56 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-54 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021	President of the Trust

Officer of 110 portfolios in fund complex
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-54 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-56 and B-57 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
The following information replaces similar information found on page B-59 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-60 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The

Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-23-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-52 and B-55 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-52 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-52 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust

President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-55 and B-56 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
The following information replaces similar information found on page B-58 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-59 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the

Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-23-01

MASSMUTUAL FUNDS
MM Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective July 1, 2023, T. Rowe Price International Ltd and T. Rowe Price Hong Kong have been added as sub-subadvisers to the MassMutual Select T. Rowe Price Emerging Markets Bond Fund.
Effective July 1, 2023, the following information replaces the fourth sentence of the second paragraph in the section titled General Information on page B-3:
In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”) and T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Japan, Inc. (“T. Rowe Price Japan”) serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Effective July 1, 2023, the following information replaces similar information for T. Rowe Price Associates, Inc. found on page B-69 under the heading Unaffiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements:
In addition, each of T. Rowe Price International and T. Rowe Price Hong Kong serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Japan serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund. Each of T. Rowe Price International and T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and each of T. Rowe Price Hong Kong and T. Rowe Price Japan is a wholly-owned subsidiary of T. Rowe Price International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Japan, and T. Rowe Price Investment Management under which, subject to the supervision of T. Rowe Price, T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Japan, and T. Rowe Price Investment Management are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, as applicable. T. Rowe Price International is located at 60 Queen Victoria Street, London, EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is located at 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Japan is located at Gran Tokyo South Tower 7F, I-9-2, Marunouchi, 1-chome, Chiyoda-ku, Tokyo, 100-6607, Japan. T. Rowe Price Investment Management is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price International and T. Rowe Price Hong Kong also provide sub-subadvisory services for the MM Select T. Rowe Price International Equity Fund, which is a series of the Trust. T. Rowe Price Investment Management also provides sub-subadvisory services for the MassMutual Mid Cap Growth Fund, which is a series of the Trust, and for the MML Mid Cap Growth

Fund which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-54 and B-57 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-54 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-55 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-56 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-57 and B-58 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.

The following information replaces similar information found on page B-61 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt.	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-61 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $35,750 per quarter plus a fee of $5,200 per in-person meeting attended plus a fee of $5,200 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-23-03